Cash and Cash Equivalents - Reconciliation to the statement of cash flows (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Cash and due from banks
Cash		$ 624,862		$ 522,869
Current account with the Central Bank		121,807		162,421
Deposits in other domestic banks		26,698		9,922
Deposits abroad		106,714		362,181
Subtotal - Cash and due from banks	$ 1,268,860	880,081		1,057,393
Transactions in the course of collection		244,758		226,097
Highly liquid financial instruments (shown in other assets)		83,807		78,069
Repurchase agreements		72,632		76,839
Total cash and cash equivalents	$ 1,847,288	1,281,278	$ 2,073,815	1,438,398	$ 1,655,210	$ 1,709,877
Highly Liquid Financial Instruments
Financial Assets Held-for-trading		83,807		78,069
Total		$ 83,807		$ 78,069